Short-term Bank Loan (Details Narrative) (10-K)	1 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2018 USD ($)	Dec. 31, 2020 USD ($)	Mar. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Mar. 31, 2020 CNY (¥)	Aug. 31, 2019 USD ($)	Aug. 31, 2019 CNY (¥)	Sep. 30, 2018 CNY (¥)
Minimum [Member]
Line of credit facility, interest rate		4.84%
Maximum [Member]
Line of credit facility, interest rate		6.96%
Dongguan Agricultural Bank of China [Member] | Minimum [Member]
Line of credit facility, interest rate			4.84%
Dongguan Agricultural Bank of China [Member] | Maximum [Member]
Line of credit facility, interest rate			6.96%
Facility Agreement [Member] | Dongguan Agricultural Commercial Bank [Member]
Line of credit maximum borrowing capacity	$ 212,334
Line of credit facility, interest rate	6.96%		6.96%
Line of credit outstanding value			$ 211,868
Facility Agreement [Member] | Dongguan Agricultural Commercial Bank [Member] | RMB [Member]
Line of credit maximum borrowing capacity | ¥								¥ 1,500,000
Line of credit outstanding value | ¥					¥ 1,500,000
Facility Agreement [Member] | Dongguan Agricultural Bank of China [Member]
Line of credit maximum borrowing capacity						$ 153,172
Line of credit outstanding value		$ 153,172	$ 211,868
Line of credit facility, maturity date		Mar. 31, 2021
Facility Agreement [Member] | Dongguan Agricultural Bank of China [Member] | Minimum [Member]
Line of credit facility, interest rate		4.84%	4.84%
Facility Agreement [Member] | Dongguan Agricultural Bank of China [Member] | Maximum [Member]
Line of credit facility, interest rate		4.90%
Facility Agreement [Member] | Dongguan Agricultural Bank of China [Member] | RMB [Member]
Line of credit maximum borrowing capacity | ¥							¥ 1,000,000
Line of credit outstanding value | ¥				¥ 1,000,000	¥ 1,000,000
Facility Agreement [Member] | Dongguan Agricultural Bank of China [Member]
Line of credit outstanding value			$ 141,246
Line of credit facility, maturity date			Mar. 31, 2021
Facility Agreement [Member] | Dongguan Agricultural Bank of China [Member] | Maximum [Member]
Line of credit facility, interest rate			4.90%